UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-22031
RIVERSOURCE LASALLE INTERNATIONAL REAL ESTATE FUND, INC.
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices) (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011

Item 1.	Schedule of Investments

Portfolio of Investments
RiverSource LaSalle International Real Estate Fund
March 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.5%)(c)

Issuer	Shares		Value(a)
Australia (21.4%)
Commonwealth Property Office Fund	1,724,670	(d)	$1,533,897
Dexus Property Group	4,488,640		3,943,122
GPT Group	1,239,320	(d)	4,023,178
Westfield Group	788,906		7,618,106
Westfield Retail Trust	1,387,484		3,760,076

Total			20,878,379

Austria (1.2%)
Conwert Immobilien Invest SE	31,038		512,889
IMMOFINANZ AG	142,916	(b)	645,294

Total			1,158,183

Canada (5.0%)
Allied Properties Real Estate Investment Trust	6,677		151,515
Canadian Apartment Properties REIT	13,598		272,942
Canadian Real Estate Investment Trust	54,519		1,948,513
First Capital Realty, Inc.	62,748	(d)	1,038,141
Northern Property Real Estate Investment Trust Unit	13,079		411,459
RioCan Real Estate Investment Trust	40,930		1,074,861

Total			4,897,431

Finland (0.7%)
Sponda OYJ	111,189	(d)	631,884

France (9.7%)
ICADE	4,287		529,057
Klepierre	47,665		1,934,655
Mercialys SA	9,145		364,508
Societe Immobiliere de Location pour l’Industrie et le Commerce	9,078		1,272,382
Unibail-Rodamco SE	24,557		5,319,512

Total			9,420,114

Hong Kong (5.8%)
Champion REIT	1,115,000		647,013
Great Eagle Holdings Ltd.	86,068	(d)	287,412
Hang Lung Properties Ltd.	94,000		412,281
Hongkong Land Holdings Ltd.	415,141		2,907,685
Hysan Development Co., Ltd.	267,368		1,099,667
Kerry Properties Ltd.	55,000		275,117

Total			5,629,175

Italy (1.3%)
Beni Stabili SpA	1,172,207		1,218,528

Japan (8.3%)
Aeon Mall Co., Ltd.	56,300		1,207,329
Japan Real Estate Investment Corp.	102		966,325
Kenedix Realty Investment Corp.	109		448,923

Issuer	Shares		Value(a)
Mitsubishi Estate Co., Ltd.	110,821		1,872,770
Mitsui Fudosan Co., Ltd.	74,000		1,216,445
Nippon Building Fund, Inc.	189	(d)	1,842,381
Tokyu REIT, Inc.	81		500,454

Total			8,054,627

Jersey (1.3%)
Atrium European Real Estate Ltd.	197,558		1,237,508

Netherlands (5.6%)
Corio NV	33,007		2,308,938
Vastned Retail NV	15,730		1,151,410
Wereldhave NV	18,552		1,981,356

Total			5,441,704

Singapore (6.1%)
CapitaCommercial Trust	1,381,000		1,520,990
CapitaLand Ltd.	775,000		2,028,834
Keppel Land Ltd.	265,000		943,167
Suntec Real Estate Investment Trust	1,161,139		1,419,395

Total			5,912,386

Sweden (1.5%)
Castellum AB	49,451		719,213
Wihlborgs Fastigheter AB	24,364		725,682

Total			1,444,895

Switzerland (1.9%)
PSP Swiss Property AG	21,942	(b)	1,807,199

United Kingdom (12.2%)
Big Yellow Group PLC	142,992		758,585
British Land Co. PLC	299,330		2,653,022
Capital Shopping Centres Group PLC	91,159		560,088
Derwent London PLC	31,972		842,686
Hammerson PLC	237,993		1,706,211
Helical Bar PLC	47,216		205,114
Land Securities Group PLC	155,324		1,827,667
Metric Property Investments PLC	76,616	(b)	134,276
Minerva PLC	211,468	(b)	313,794
Segro PLC	371,183		1,914,376
Shaftesbury PLC	118,419		898,737

Total			11,814,556

United States (17.5%)
AvalonBay Communities, Inc.	13,187		1,583,495
BioMed Realty Trust, Inc.	77,071		1,465,890
Boston Properties, Inc.	13,559		1,286,071
Corporate Office Properties Trust	42,050		1,519,687
DiamondRock Hospitality Co.	49,314		550,837
Douglas Emmett, Inc.	15,880		297,750
EastGroup Properties, Inc.	28,083	(d)	1,234,810
Equity One, Inc.	34,805		653,290
Equity Residential	29,190		1,646,608
Extra Space Storage, Inc.	76,526		1,584,853
Federal Realty Investment Trust	9,773		797,086

Issuer	Shares	Value(a)
Plum Creek Timber Co., Inc.	9,064	395,281
Senior Housing Properties Trust	46,843	1,079,263
Simon Property Group, Inc.	16,400	1,757,424
Taubman Centers, Inc.	23,795	1,274,936

Total		17,127,281

Total Common Stocks (Cost: $87,823,011)		$96,673,850

Money Market Fund (2.1%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.229%	2,088,482	(e)	$2,088,482

Total Money Market Fund (Cost: $2,088,482)			$2,088,482

Investments of Cash Collateral Received for Securities on Loan (4.7%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(f)
Goldman Sachs & Co. dated 03-31-11, matures 04-01-11, repurchase price $2,520,514	0.160%	$2,520,503	$2,520,503
Merrill Lynch Pierce Fenner & Smith, Inc. dated 03-31-11, matures 04-01-11, repurchase price $2,000,010	0.180	2,000,000	2,000,000

Total			4,520,503

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $4,520,503)			$4,520,503

Total Investments in Securities
(Cost: $94,431,996)(g)			$103,282,835

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at March 31, 2011:

	Percentage of net
Industry	assets	Value(a)

Real Estate Investment Trusts (REITs)(1)	78.8%	$76,586,425
Real Estate Management & Development	20.7	20,087,425
Other(2)	6.8	6,608,985

Total		$103,282,835

(1)	Includes U.S. REITs as well as entities similar to REITs formed under laws of non-U.S. countries.

(2)	Cash & Cash Equivalents.
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At March 31, 2011, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at March 31, 2011.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Goldman Sachs & Co. (0.160%)

Security Description	Value (a)

Government National Mortgage Association	$2,570,913

Total Market Value of Collateral Securities	$2,570,913

Merrill Lynch Pierce Fenner & Smith, Inc. (0.180%)

Security Description	Value (a)

Fannie Mae REMICS	$581,320
Freddie Mac REMICS	434,077
Government National Mortgage Association	1,024,603

Total Market Value of Collateral Securities	$2,040,000

(g)	At March 31, 2011, the cost of securities for federal income tax purposes was approximately $94,432,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$9,916,000
Unrealized depreciation	(1,065,000)

Net unrealized appreciation	$8,851,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Dec. 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Equity Securities
Common Stocks
Real Estate Investment Trusts (REITs)	$20,986,571	$55,599,854	$—	$76,586,425
Real Estate Management & Development	1,038,141	19,049,284	—	20,087,425

Total Equity Securities	22,024,712	74,649,138	—	96,673,850

Other
Affiliated Money Market Fund(c)	2,088,482	—	—	2,088,482
Investments of Cash Collateral Received for Securities on Loan	—	4,520,503	—	4,520,503

Total Other	2,088,482	4,520,503	—	6,608,985

Total	$24,113,194	$79,169,641	$—	$103,282,835

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

Item 2.	Control and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource LaSalle International Real Estate Fund, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton President and Principal Executive Officer

Date	May 20, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton President and Principal Executive Officer

Date	May 20, 2011

By	/s/ Michael G. Clarke
Michael G. Clarke Treasurer and Principal Financial Officer

Date	May 20, 2011